Deferred Credits (Disclosure of deferred credits) (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	$ 425	$ 442	$ 469
IRU prepayments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	400	411
Equipment revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	23	29
Deposit on future fibre sale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	$ 2	$ 2